SIGNIFICANT AGREEMENTS AND CONTRACTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Agreement And Contract
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Collaborative Agreement Liabilities and Revenues Disaggregated by Timing of Revenue Recognition
The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Janssen Collaboration Agreement during the nine months ended September 30, 2024 (in thousands):

Opening balance, December 31, 2023	$430
Revenue from performance obligations satisfied during reporting period	(370)
Gain on settlement of unsatisfied performance obligations	(60)

Closing balance, September 30, 2024	$—

The following table presents collaboration revenue under the Janssen Collaboration Agreement (in thousands):

	Nine Months Ended September 30,
	2024	2023
Revenue from Janssen Collaboration Agreement:
Point in Time:
License of Intellectual Property - upon milestone achieved	$—	$2,347
Over Time:
Research and Development Services	$1,273	$16,324
Clinical Supply Services	2	1,856

Total Revenue from Janssen Collaboration Agreement	$1,275	$20,527

The following table presents a summary of the activity in the Company’s contract liabilities pertaining to the Janssen Collaboration Agreement during the year ended December 31, 2023 (in thousands):

Opening balance, December 31, 2022	$1,004
Payments received in advance	292
Revenue from performance obligations satisfied during reporting period	(866)
Closing balance, December 31, 2023	$430
Current portion of contract liabilities	$430
Long-term portion of contract liabilities	—
Total contract liabilities, December 31, 2023	$430
The following table presents collaboration revenue under the Janssen Collaboration Agreement (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
		(As Restated)
Revenue from Janssen Collaboration Agreement:
Point in Time:
License of Intellectual Property - upon milestones achieved	$2,347	$976
Over Time:
Research and Development Services	19,011	18,814
Clinical Supply Services	1,925	3,706

Total Revenue from Janssen Collaboration Agreement	$23,283	$23,496